Leases - Schedule of Lease Expense (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2024	Mar. 31, 2023
Finance lease cost:
Amortization of right-of-use assets						$ 3,298
Interest on lease liabilities	180,841	152,659	448,050	469,140
Operating lease cost	85,570	127,399	280,140	387,681	516,219	540,908
Short term lease cost	328,932	43,691	501,855	123,364	423,693	181,337
Total lease cost	$ 595,343	$ 323,749	$ 1,230,045	$ 980,185	$ 1,565,435	$ 1,569,967